Other disclosures - Foreign currency balances (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency balances
Assets.	$ 1,408,724	$ 1,329,191	$ 1,350,937
Liabilities	1,285,437	1,213,781	$ 1,245,710
Marketable debt securities | Foreign currency
Foreign currency balances
Liabilities	26,987	27,508
Subordinated liabilities | Foreign currency
Foreign currency balances
Liabilities	37,268	35,926
Derivative financial liabilities | Foreign currency
Foreign currency balances
Liabilities	27,924	48,926
Deposits - Credit institutions | Foreign currency
Foreign currency balances
Liabilities	13,806	4,527
Deposits - Customers | Foreign currency
Foreign currency balances
Liabilities	110,273	105,929
Other financial liabilities | Foreign currency
Foreign currency balances
Liabilities	2,752	2,328
Other Liabilities | Foreign currency
Foreign currency balances
Liabilities	1,501	1,221
Cash and balances with the Central Bank | Foreign currency
Foreign currency balances
Assets.	3,637	2,987
Debt instruments. | Foreign currency
Foreign currency balances
Assets.	89,872	122,786
Loans and advances to credit institutions | Foreign currency
Foreign currency balances
Assets.	44,957	35,898
Loans and advances to customers | Foreign currency
Foreign currency balances
Assets.	70,957	69,879
Other Assets. | Foreign currency
Foreign currency balances
Assets.	$ 628	$ 561